Quarterly Financial Information (Unaudited) (Details) - Schedule of Condensed Consolidated Statements of Operations (Parentheticals) - PLUM ACQUISITION CORP. I [Member] - $ / shares	3 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Class A Ordinary Shares Subject to Possible Redemption [Member]
Condensed Income Statements, Captions [Line Items]
Diluted net income per share	$ (0.03)	$ 0.12	$ (0.01)	$ 0.09	$ 0.09
Class A Ordinary Shares
Condensed Income Statements, Captions [Line Items]
Diluted net income per share	(0.03)				0.09	$ 0.00
Class B Ordinary Shares
Condensed Income Statements, Captions [Line Items]
Diluted net income per share	$ (0.03)	$ 0.12	$ (0.01)	$ 0.09	$ 0.09	$ 0.00	$ 0.27